Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade and Other Receivables

	December 31, 2019	December 31, 2018
Trade receivables, including from contracts with	21,262	24,039
— domestic customers	18,251	19,037
— foreign customers	3,011	5,002
Less allowance for expected credit losses on trade receivables	(6,200)	(6,749)

Total trade receivables, net	15,062	17,290

Other receivables	2,933	3,410
Less allowance for expected credit losses on other receivables	(2,655)	(3,088)

Total other receivables, net	278	322

Total accounts receivable, net	15,340	17,612

Summary of Credit Risk Exposure on Trade Receivables

	December 31, 2019		December 31, 2018
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	11,907	(169)	14,734	(659)
=<30 days	2,154	(59)	2,178	(106)
31-60 days	504	(99)	497	(62)
61-90 days	355	(126)	199	(57)
91-180 days	444	(134)	334	(142)
181-365 days	659	(565)	579	(377)
>1 year	5,239	(5,048)	5,518	(5,346)

Total trade receivables	21,262	(6,200)	24,039	(6,749)

Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables
The movements in the allowance for expected credit losses on trade and other receivables were as follows:

Total
At December 31, 2016	(33,941)
Charge for the year	(343)
Utilised amounts	603
Reclassified to non-current financial assets (Note 8)	24,391
Exchange rate difference	207

At December 31, 2017	(9,083)
Charge for the year	(791)
Utilised amounts	575
Exchange rate difference	(538)

At December 31, 2018	(9,837)
Charge for the year	(226)
Utilised amounts	800
Exchange rate difference	408

At December 31, 2019	(8,855)